FINANCIAL INSTRUMENTS (Details 15) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financials Instruments [Line items]
Gains (losses) on cash flow hedges, before tax	$ (84,879)	$ 8,222	$ 23,156
Reclassification adjustments on cash flow Hedges, before tax	(45,426)	(67,785)	(29,227)
Income tax relating to cash flow hedges of other comprehensive income	30,453	13,546	1,686
In accordance with IFRS 9 [member]
Disclosure Of Financials Instruments [Line items]
Opening balance	(37,007)	9,010	13,395
Gains (losses) on cash flow hedges, before tax	(84,879)	8,222	23,156
Reclassification adjustments on cash flow Hedges, before tax	(45,426)	(67,785)	(29,227)
Income tax relating to cash flow hedges of other comprehensive income	30,453	13,546	1,686
Closing balance	$ (136,859)	$ (37,007)	$ 9,010